COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Commitments And Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense	$ 2,067,416	$ 1,908,921	$ 1,570,900
Commitments and contingencies	0	0
Outstanding Guarantees	47,185,650
Restricted Cash and Cash Equivalents	8,359,000	3,390,144
Line of Credit Facility, Amount Outstanding	173,669,721	173,032,443
Purchase Obligation, Due in Next Twelve Months	233,451,992
Capital Commitments [Member]
Commitments And Contingencies Disclosure [Line Items]
Commitments and contingencies	3,552,588
Standby Letters of Credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Line of Credit Facility, Amount Outstanding	82,042
Performance Guarantee [Member]
Commitments And Contingencies Disclosure [Line Items]
Restricted Cash and Cash Equivalents	$ 10,038,856